Commitments and contingent obligations - Schedule of Future Minimum Revenues to be Received on Committed Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
Percentage of future minimum revenues utilization	100.00%
2014	$ 714,681
2015	755,982
2016	731,411
2017	670,645
2018	654,960
Thereafter	2,533,145
Future minimum revenues receivable	$ 6,060,824